Condensed parent company financial information - Condensed Parent Company statement of cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Parent Company Statement of Cash Flows [Line Items]
Profit for the year	$ 628	$ 750	$ 376
Adjustments for:
Administrative expenses	359	338	353
Net financial expenses	140	52	96
Income tax charge	269	260	164
Total adjustments	521	469	585
Cash flow from operations	1,149	1,219	961
Interest received	57	36	22
Interest paid	(170)	(119)	(126)
Net cash from operating activities	724	893	646
Cash flow from investing activities
Net cash from investing activities	(99)	(137)	(78)
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(804)	(790)	(482)
Dividends paid to shareholders	(259)	(245)	(233)
Repayment of long-term bonds	(547)	0	(209)
Settlement of currency swaps	(45)	0
Net cash from financing activities	(894)	(417)	(961)
Net movement in cash and cash equivalents in the year	(269)	339	(393)
Cash and cash equivalents at beginning of the year	1,278	921	1,391
Exchange rate effects	(18)	18	(77)
Cash and cash equivalents at end of the year	991	1,278	921
Parent Company [member]
Parent Company Statement of Cash Flows [Line Items]
Profit for the year	725	1,844	796
Adjustments for:
Administrative expenses	2	2	2
Net financial expenses	51	47	81
Dividend income from subsidiary undertakings	(762)	(1,877)	(858)
Income tax charge	(16)	(16)	(21)
Total adjustments	(725)	(1,844)	(796)
Changes in amounts due from related parties: operating activities	7	9	10
Cash flow from operations	7	9	10
Interest received	30	29	4
Interest paid	(84)	(74)	(80)
Net cash from operating activities	(47)	(36)	(66)
Cash flow from investing activities
Dividend received from subsidiary undertaking	762	1,877	858
Changes in amounts due from related parties: investing activities	930	(824)	132
Net cash from investing activities	1,692	1,053	990
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(804)	(790)	(482)
Dividends paid to shareholders	(259)	(245)	(233)
Repayment of long-term bonds	(547)	0	(209)
Settlement of currency swaps	(45)	0	0
Changes in amounts due from related parties: financing activities	10	18	0
Net cash from financing activities	(1,645)	(1,017)	(924)
Net movement in cash and cash equivalents in the year	0	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Exchange rate effects	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0